Fair Value of Financial Instruments - Additional Information (Detail) (9% senior unsecured bond, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 18, 2012	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate on bond	9.00%	9.00%
Fair value of liability			$ 135.0	$ 125.0